Organization and Description of Business (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2007	Dec. 31, 2012 entity
Organization and Description of Business
Ordinary shares issued to the existing shareholders of CISG for exchange of their shares of CISG	684,210,526
Exchange basis of ordinary shares	10,000
Number of PRC affiliated entities of Group which conducts its operations in China principally through contractual arrangements		2